INVESTMENTS IN SECURITIES - Available-for-sale securities, fair value to amortized cost basis (Details) - Equity securities - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
INVESTMENTS IN SECURITIES
Total, Cost	¥ 107,550	¥ 107,550
Gross unrealized gain	741,150	392,850
Fair value	¥ 848,700	¥ 500,400